Financial instruments	3 Months Ended
Mar. 31, 2019
Financial instruments
Financial instruments

7. Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. In addition, for the current year the fair value disclosure of lease liabilities is not required.

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
3/31/2019			cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	1,627	--	--	--	1,627	--	1,627	--	1,627
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	8,924	--	--	8,924	8,924	--	--	8,924
Note receivable	--	1,253	--	--	1,253	1,253	--	--	1,253

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	8,482	--	8,482	8,482	--		8,482
Trade and other receivables	--	--	4,857	--	4,857	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,652	16,652	--	15,641	--	15,641

Current liabilities
Long-term debt	--	--	--	916	916	--	908	--	908
Trade payables	--	--	--	2,507	2,507	--	--	--	--

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
	FVTPL	FVOCI	amortized	at amortized	carrying
12/31/2018			cost	cost	amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Non-current assets
Derivative financial instruments	2,229	--	--	--	2,229	--	2,229	--	2,229
Equity securities	--	5	--	--	5	--	--	5	5

Current assets
Bond funds	--	12,905	--	--	12,905	12,905	--	--	12,905

Financial assets not measured at fair value
Current assets
Cash and cash equivalents	--	--	7,402	--	7,402	7,402	--		7,402
Trade and other receivables	--	--	6,030	--	6,030	--	--	--	--

Financial liabilities not measured at fair value
Non-current liabilities
Long-term debt	--	--	--	16,250	16,250	--	15,231	--	15,231
Finance lease obligation	--	--	--	71	71	--	69	--	69

Current liabilities
Long-term debt	--	--	--	816	816	--	809	--	809
Finance lease obligation	--	--	--	34	34	--	34	--	34
Trade payables	--	--	--	2,945	2,945	--	--	--	--

The fair value of the Company’s investments in the bond funds and note receivable was determined based on the unit prices quoted by the fund management company.

The fair value of long-term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves.

Due to their short maturity and the current low level of interest rates, the carrying amounts of credit lines and bank overdrafts approximate fair value.